Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
Other Non-Current Assets
Other non-current assets are detailed below:

	December 31,	December 31,
	2025	2024
Equity securities	38	37
Public funding receivables	541	375
Taxes and other government receivables	46	26
Research tax credit receivable	339	231
Defined benefit plans	20	22
Prepayments and deposits to third parties	234	213
Other non-current assets	54	57
Total	1,272	961